Other disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Other disclosures
Schedule of certain financial assets and liabilities by maturity
The detail, by maturity, of the balances of certain items in the consolidated balance sheet is as follows:

	31 December 2019
	Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total	Average interest rate
Assets:
Cash, cash balances at Central Banks and other deposits on demand	101,067	—	—	—	—	—	—	101,067	0.70%
Financial assets at fair value through other comprehensive income	—	6,933	2,704	7,689	19,101	17,989	68,429	122,845
Debt instruments	—	6,879	2,699	7,554	17,489	17,063	66,721	118,405	3.07%
Loans and advances	—	54	5	135	1,612	926	1,708	4,440
Customers	—	54	5	135	1,612	926	1,708	4,440	1.84%
Financial assets at amortised cost	51,702	73,890	76,229	116,511	150,365	103,584	423,201	995,482
Debt instruments	—	1,563	1,847	3,073	2,549	3,642	17,115	29,789	3.23%
Loans and advances	51,702	72,327	74,382	113,438	147,816	99,942	406,086	965,693
Central banks	—	17,086	—	—	—	—	1,388	18,474	4.78%
Credits institutions	17,665	6,223	4,602	7,435	3,963	428	627	40,943	1.04%
Customers	34,037	49,018	69,780	106,003	143,853	99,514	404,071	906,276	4.85%
	152,769	80,823	78,933	124,200	169,466	121,573	491,630	1,219,394	4.15%
Liabilities:
Financial liabilities at amortised cost	619,003	99,203	88,546	159,120	134,799	61,282	68,792	1,230,745
Deposits	607,051	76,101	61,627	111,190	64,781	14,224	7,443	942,417
Central banks	99	462	64	33,229	28,424	190	—	62,468	0.51%
Credit institutions	23,526	14,494	18,922	14,245	9,327	5,668	4,319	90,501	2.97%
Customer deposits	583,426	61,145	42,641	63,716	27,030	8,366	3,124	789,448	0.91%
Marketable debt securities* **	—	16,008	22,569	47,808	65,545	46,577	59,712	258,219	2.38%
Other financial liabilities	11,952	7,094	4,350	122	4,473	481	1,637	30,109
	619,003	99,203	88,546	159,120	134,799	61,282	68,792	1,230,745	1.33%
Difference (assets less liabilities)	(466,234)	(18,380)	(9,613)	(34,920)	34,667	60,291	422,838	(11,351)

*	Includes promissory notes, certificates of deposit and other short-term debt issues.

**	See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).

	31 December 2018*
	Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total	Average interest rate
Assets:
Cash, cash balances at Central Banks and other deposits on demand	113,663	—	—	—	—	—	—	113,663	0.61%
Financial assets at fair value through other comprehensive income	1,886	6,023	3,329	12,873	19,432	10,705	64,172	118,420
Debt instruments	487	6,022	3,328	12,830	19,415	10,661	64,076	116,819	3.11%
Loans and advances	1,399	1	1	43	17	44	96	1,601
Customers	1,399	1	1	43	17	44	96	1,601	1.41%
Financial assets at amortised cost	46,247	56,818	71,627	102,036	134,697	107,921	426,753	946,099
Debt instruments	16	1,534	1,319	6,646	2,474	1,783	23,924	37,696	3.30%
Loans and advances	46,231	55,284	70,308	95,390	132,223	106,138	402,829	908,403
Central banks	—	23	—	4	—	—	15,574	15,601	6.07%
Credit institutions	10,092	5,389	6,711	6,003	5,314	947	1,024	35,480	1.66%
Customers	36,139	49,872	63,597	89,383	126,909	105,191	386,231	857,322	4.96%
	161,796	62,841	74,956	114,909	154,129	118,626	490,925	1,178,182	4.22%
Liabilities:
Financial liabilities at amortised cost	545,284	87,782	93,293	127,522	182,670	56,927	78,152	1,171,630
Deposits	536,134	74,440	67,406	91,958	107,459	18,833	6,871	903,101
Central banks	304	2,130	2,629	507	64,433	2,520	—	72,523	0.39%
Credit institutions	15,341	13,413	24,724	16,384	8,759	6,412	4,646	89,679	2.19%
Customer deposits	520,489	58,897	40,053	75,067	34,267	9,901	2,225	740,899	0.90%
Marketable debt securities	237	11,347	18,817	33,536	71,805	37,919	70,653	244,314	2.59%
Other financial liabilities	8,913	1,995	7,070	2,028	3,406	175	628	24,215
	545,284	87,782	93,293	127,522	182,670	56,927	78,152	1,171,630	1.30%
Difference (assets less liabilities)	(383,488)	(24,941)	(18,337)	(12,613)	(28,541)	61,699	412,773	6,552

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**	Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2017
	Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total	Average interest rate
Assets:
Cash, cash balances at central banks and other deposits on demand	110,995	—	—	—	—	—	—	110,995	0.53%
Financial assets available-for-sale	326	2,467	1,646	11,497	22,447	11,164	78,934	128,481
Debt instruments	326	2,467	1,646	11,497	22,447	11,164	78,934	128,481	4.34%
Loans and receivables	57,000	58,686	53,218	96,689	119,541	112,786	405,093	903,013
Debt instruments	249	1,381	997	2,073	2,317	1,656	8,870	17,543	3.06%
Loans and advances	56,751	57,305	52,221	94,616	117,224	111,130	396,223	885,470
Central banks	—	3,948	1,446	4,811	—	—	16,073	26,278	5.10%
Credits institutions	18,242	4,198	3,445	5,708	5,694	939	1,341	39,567	1.26%
Customers	38,509	49,159	47,330	84,097	111,530	110,191	378,809	819,625	5.44%
Held-to-maturity investments	—	—	—	1,902	122	294	11,173	13,491	1.52%
	168,321	61,153	54,864	110,088	142,110	124,244	495,200	1,155,980	4.61%
Liabilities:
Financial liabilities at amortised cost	537,604	75,161	87,939	130,672	136,487	83,542	74,664	1,126,069
Deposits	527,499	59,325	66,667	100,658	81,169	39,719	8,283	883,320
Central banks	450	2,015	681	2,715	42,988	22,565	—	71,414	0.24%
Credit institutions	20,870	15,263	13,350	25,406	6,501	5,247	4,663	91,300	2.40%
Customer deposits	506,179	42,047	52,636	72,537	31,680	11,907	3,620	720,606	2.00%
Marketable debt securities*	105	11,927	11,638	29,286	54,202	43,395	64,357	214,910	2.56%
Other financial liabilities	10,000	3,909	9,634	728	1,116	428	2,024	27,839
	537,604	75,161	87,939	130,672	136,487	83,542	74,664	1,126,069	1.98%
Difference (assets less liabilities)	(369,283)	(14,008)	(33,075)	(20,584)	5,623	40,702	420,536	29,911

*	Includes promissory notes, certificates of deposit and other short-term debt issues.

Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity
The detail of the undiscounted contractual maturities of the existing financial liabilities at amortised cost at 31 December 2019 is as follows:

	31 December 2019
	Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortised cost
Deposits	603,126	75,899	61,107	109,747	63,013	14,027	7,228	934,147
Central banks	99	454	41	32,805	28,255	190	—	61,844
Credit institutions	23,348	14,491	18,810	14,134	8,519	5,478	4,113	88,893
Customer	579,679	60,954	42,256	62,808	26,239	8,359	3,115	783,410
Marketable debt securities	—	16,252	22,912	48,030	64,650	45,830	58,215	255,889
Other financial liabilities	11,952	7,094	4,350	122	4,473	481	1,637	30,109
	615,078	99,245	88,369	157,899	132,136	60,338	67,080	1,220,145

	31 December 2018*
	Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortised cost
Deposits	532,915	74,320	67,169	91,766	106,935	18,439	6,540	898,084
Central banks	304	2,126	2,624	896	64,424	2,520	—	72,894
Credit institutions	15,257	13,413	24,698	16,288	8,552	6,085	4,427	88,720
Customer	517,354	58,781	39,847	74,582	33,959	9,834	2,113	736,470
Marketable debt securities	296	11,243	17,359	33,443	71,431	37,409	69,352	240,533
Other financial liabilities	8,913	1,995	7,070	2,028	3,406	175	628	24,215
	542,124	87,558	91,598	127,237	181,772	56,023	76,520	1,162,832

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

	31 December 2017
	Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortised cost
Deposits	526,059	57,490	89,249	99,780	64,977	32,365	8,157	878,077
Central banks	451	2,018	23,801	2,719	27,138	15,385	—	71,512
Credit institutions	20,378	14,903	13,035	24,807	6,348	5,123	4,553	89,147
Customer	505,230	40,569	52,413	72,254	31,491	11,857	3,604	717,418
Marketable debt securities	1,486	11,735	11,387	28,412	52,989	42,888	63,648	212,545
Other financial liabilities	10,001	3,908	9,634	728	1,116	428	2,024	27,839
	537,546	73,133	110,270	128,920	119,082	75,681	73,829	1,118,461

Schedule of remainder of financial assets, liabilities and memorandum items by maturity
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2019, 2018 and 2017:

	31 December 2019
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	4,864	3,522	19,740	21,603	18,083	40,418	108,230
Derivatives	3,329	2,233	6,552	15,855	14,925	20,503	63,397
Equity instruments	—	—	—	—	—	12,437	12,437
Debt instruments	1,531	1,289	13,188	5,748	3,141	7,144	32,041
Loans and advances	4	—	—	—	17	334	355
Credits institutions	—	—	—	—	—	—	—
Customers	4	—	—	—	17	334	355
Financial assets designated at fair value through profit or loss	24,110	13,167	7,602	5,175	3,878	8,137	62,069
Debt instruments	457	10	81	652	381	1,605	3,186
Loans and advances	23,653	13,157	7,521	4,523	3,497	6,532	58,883
Central banks	1,744	4,729	—	—	—	—	6,473
Credit institutions	13,186	4,946	1,534	1,015	9	959	21,649
Customers	8,723	3,482	5,987	3,508	3,488	5,573	30,761
Non-trading financial assets mandatorily at fair value through profit or loss	272	—	4	11	117	4,507	4,911
Equity instruments	—	—	—	—	—	3,350	3,350
Debt instruments	—	—	—	11	117	1,047	1,175
Loans and advances	272	—	4	—	—	110	386
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	272	—	4	—	—	110	386
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,863	2,863
Equity instruments	—	—	—	—	—	2,863	2,863
Hedging derivatives	807	86	601	1,646	904	3,172	7,216
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	267	1	24	112	265	1,033	1,702
TOTAL FINANCIAL ASSETS	30,320	16,776	27,971	28,547	23,247	60,130	186,991

	31 December 2019
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,851	3,427	7,130	17,244	16,905	21,582	77,139
Derivatives	2,672	1,973	6,591	16,965	16,023	18,792	63,016
Shorts positions	8,179	1,454	539	279	882	2,790	14,123
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	21,929	2,259	5,307	3,565	1,450	26,485	60,995
Deposits	21,904	2,225	4,909	2,429	780	24,864	57,111
Central banks	8,831	1,228	2,795	—	—	—	12,854
Credits institutions	4,133	521	1,857	2,132	11	686	9,340
Customers	8,940	476	257	297	769	24,178	34,917
Marketable debt securities*	14	34	398	1,021	670	1,621	3,758
Other financial liabilities	11	—	—	115	—	—	126
Hedging derivatives	1,997	337	848	678	528	1,660	6,048
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	6	26	53	59	122	269
TOTAL FINANCIAL LIABILITIES	34,780	6,029	13,311	21,540	18,942	49,849	144,451

*	Includes promissory notes, certificates of deposit and other short-term debt issues (see Note 22).

	31 December 2019
	Million of euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	98,630	16,529	30,370	37,097	48,072	10,481	241,179
Financial guarantees granted	2,176	1,791	5,626	1,933	1,364	760	13,650
Other commitments granted	44,950	3,052	9,957	4,606	4,132	2,198	68,895
MEMORANDUM ITEMS	145,756	21,372	45,953	43,636	53,568	13,439	323,724
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2018
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	4,512	3,564	6,793	22,084	19,350	36,576	92,879
Derivatives	2,691	3,165	899	15,189	14,098	19,897	55,939
Equity instruments	—	—	—	—	—	8,938	8,938
Debt instruments	1,821	399	5,894	6,895	5,252	7,539	27,800
Loans and advances	—	—	—	—	—	202	202
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	202	202
Financial assets designated at fair value through profit or loss	21,598	13,045	5,625	5,215	4,065	7,912	57,460
Debt instruments	604	7	304	727	348	1,232	3,222
Loans and advances	20,994	13,038	5,321	4,488	3,717	6,680	54,238
Central banks	1,211	5,433	2,582	—	—	—	9,226
Credit institutions	14,587	4,131	778	1,327	579	1,695	23,097
Customers	5,196	3,474	1,961	3,161	3,138	4,985	21,915
Non-trading financial assets mandatorily at fair value through profit or loss	3,215	346	17	125	2	7,025	10,730
Equity instruments	—	—	—	—	—	3,260	3,260
Debt instruments	1,876	20	—	—	2	3,689	5,587
Loans and advances	1,339	326	17	125	—	76	1,883
Central banks	—	—	—	—	—	—	—
Credits institutions	2	—	—	—	—	—	2
Customers	1,337	326	17	125	—	76	1,881
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,671	2,671
Equity instruments	—	—	—	—	—	2,671	2,671
Hedging derivatives	609	166	474	2,167	957	4,234	8,607
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	106	7	20	28	59	868	1,088
TOTAL FINANCIAL ASSETS	30,040	17,128	12,929	29,619	24,433	59,286	173,435

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

	31 December 2018
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,473	3,351	1,104	16,123	16,457	22,835	70,343
Derivatives	2,897	2,874	822	14,323	14,956	19,469	55,341
Shorts positions	7,576	477	282	1,800	1,501	3,366	15,002
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	29,574	7,017	864	1,497	999	28,107	68,058
Deposits	29,522	6,947	627	531	455	27,222	65,304
Central banks	9,804	4,940	72	—	—	—	14,816
Credits institutions	8,809	949	271	188	229	445	10,891
Customers	10,909	1,058	284	343	226	26,777	39,597
Marketable debt securities	13	70	237	556	544	885	2,305
Other financial liabilities	39	—	—	410	—	—	449
Hedging derivatives	485	144	321	362	651	4,400	6,363
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	5	23	64	60	148	303
TOTAL FINANCIAL LIABILITIES	40,535	10,517	2,312	18,046	18,167	55,490	145,067

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

	31 December 2018
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	71,860	12,436	22,749	35,632	43,205	32,201	218,083
Financial guarantees granted	2,100	1,737	4,437	1,728	1,029	692	11,723
Other commitments granted	58,431	1,486	6,174	2,650	3,503	2,145	74,389
MEMORANDUM ITEMS	132,391	15,659	33,360	40,010	47,737	35,038	304,195
* See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

	31 December 2017
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	11,147	5,887	21,896	24,178	19,563	42,787	125,458
Derivatives	4,026	1,691	5,352	17,233	14,895	14,046	57,243
Equity instruments	—	—	—	—	—	21,353	21,353
Debt instruments	4,253	1,706	11,850	6,529	4,662	7,351	36,351
Loans and advances	2,868	2,490	4,694	416	6	37	10,511
Credits institutions	1,216	1	63	416	—	—	1,696
Customers	1,652	2,489	4,631	—	6	37	8,815
Financial assets designated at fair value through profit or loss	9,998	4,485	5,032	3,402	3,922	7,943	34,782
Equity instruments	—	—	—	—	—	933	933
Debt instruments	19	120	850	667	579	1,250	3,485
Loans and advances	9,979	4,365	4,182	2,735	3,343	5,760	30,364
Central banks	—	—	—	—	—	—	—
Credits institutions	7,341	2,020	183	32	77	236	9,889
Customers	2,638	2,345	3,999	2,703	3,266	5,524	20,475
Financial assets at fair value through other comprehensive income	—	—	—	—	—	4,790	4,790
Equity instruments	—	—	—	—	—	4,790	4,790
Hedging derivatives	255	162	519	1,113	1,583	4,905	8,537
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	57	6	33	151	59	981	1,287
TOTAL FINANCIAL ASSETS	21,457	10,540	27,480	28,844	25,127	61,406	174,854

	31 December 2017
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	38,976	4,073	7,177	17,913	16,989	22,496	107,624
Derivatives	3,698	2,070	5,951	15,634	14,897	15,642	57,892
Shorts positions	8,060	468	1,226	2,279	2,092	6,854	20,979
Deposits	27,218	1,535	—	—	—	—	28,753
Central banks	282	—	—	—	—	—	282
Credits institutions	292	—	—	—	—	—	292
Customers	26,644	1,535	—	—	—	—	28,179
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	30,152	5,166	1,635	1,251	1,120	20,292	59,616
Deposits	30,083	4,730	1,065	191	425	19,477	55,971
Central banks	6,038	2,077	745	—	—	—	8,860
Credits institutions	16,521	1,485	63	—	97	—	18,166
Customers	7,524	1,168	257	191	328	19,477	28,945
Marketable debt securities	69	436	570	471	695	815	3,056
Other financial liabilities	—	—	—	589	—	—	589
Hedging derivatives	40	79	180	493	677	6,575	8,044
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	—	—	2	1	31	302	330
TOTAL FINANCIAL LIABILITIES	69,168	9,318	8,990	19,656	18,817	49,665	175,614

	31 December 2017
	Million euros
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	87,280	14,165	54,069	32,664	34,011	15,781	237,970
Financial guarantees granted	17,065	5,059	12,599	10,502	2,326	1,566	49,117
MEMORANDUM ITEMS	104,345	19,224	66,668	43,166	36,337	17,347	287,087

Schedule of equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in million euros
	2019		2018*		2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	65,205	—	61,372	—	67,025	—
Financial assets/liabilities held for trading	60,526	45,262	56,217	40,989	82,004	76,459
Non-trading financial assets mandatorily at fair value through profit or loss	2,611	—	8,231	—
Other financial assets/liabilities at fair value through profit or loss	25,938	29,593	32,244	35,997	7,322	21,766
Financial assets/liabilities available-for-sale					65,691	—
Financial assets at fair value through other comprehensive income	76,402	—	67,926	—
Financial assets at amortised cost	656,564	—	598,629	—
Loans and receivables					553,301
Investments held-to-maturity					11,490	—
Investments	1,355	—	1,189	—	1,121	—
Tangible assets	24,662	—	19,903	—	15,971	—
Intangible assets	21,942	—	23,016	—	23,499	—
Financial liabilities at amortised cost	—	752,188	—	694,362	—	638,680
Liabilities under insurance contracts	—	13	—	29	—	58
Other	25,410	23,428	24,506	20,567	23,695	20,989
	960,615	850,484	893,233	791,944	851,119	757,952

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Schedule of financial assets measured at other than fair value
Financial assets measured at other than fair value

Million euros
	2019					2018					2017
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	965,693	975,523	—	82,045	893,478	908,403	914,013	—	88,091	825,922	885,470	895,645	—	141,839	753,806
Debt instruments	29,789	30,031	10,907	9,971	9,153	37,696	38,095	20,898	11,246	5,951	31,034	31,094	10,994	13,688	6,412
	995,482	1,005,554	10,907	92,016	902,631	946,099	952,108	20,898	99,337	831,873	916,504	926,739	10,994	155,527	760,218

Schedule of financial liabilities measured at other than fair value
Financial liabilities measured at other than fair value

Million euros
	2019					2018					2017
Liabilities*	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	942,417	942,397	—	245,143	697,254	903,101	902,680	—	302,414	600,266	883,320	883,880	—	177,147	706,733
Debt instruments	258,219	266,784	84,793	149,516	32,475	244,314	247,029	72,945	143,153	30,931	214,910	221,276	52,896	139,301	29,079
	1,200,636	1,209,181	84,793	394,659	729,729	1,147,415	1,149,709	72,945	445,567	631,197	1,098,230	1,105,156	52,896	316,448	735,812

*	At 31 December, 2019, the Group had other financial liabilities that amounted to EUR 30,109 million, EUR 24,215 million in 2018 and EUR 27,839 million in 2017.

Schedule of sovereign risk
The detail at 31 December 2019, 2018 and 2017, by type of financial instrument, of the Group’s sovereign risk exposure to Europe’s peripheral countries and of the short positions held with them, taking into consideration the criteria established by the European Banking Authority (EBA) (see Note 54) is as follows:

Sovereign risk by country of issuer/borrower at 31 December 2019*
	Million euros
	Debt instruments							MtM Derivatives***
	Financial assets held for trading and financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers**	Total net direct exposure	Direct risk	Indirect risk (CDS)s
Spain	9,090	(3,886)	19,961	—	208	9,993	35,366	474	—
Portugal	31	(777)	5,450	—	577	3,408	8,689	—	—
Italy	1,095	(452)	1,631	—	442	19	2,735	5	(5)
Ireland	—	—	—	—	—	—	—	—	—

*
Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 14,517 million (of which EUR 12,756 million, EUR 1,306 million, EUR 453 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 6,299 million (of which EUR 5,808 million, EUR 224 million and EUR 267 million to Spain, Portugal and Italy, respectively).

**	Presented without taking into account the valuation adjustments recognised (EUR 17 million).

***
“Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2018**
	Million euros*
	Debt instruments							MtM Derivatives****
	Financial assets held for trading and financial assets designated at fair value through profit or loss	Short positions	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers***	Total net direct exposure	Direct risk	Indirect risk (CDS)s
Spain	3,601	(2,458)	27,078	—	7,804	13,615	49,640	407	—
Portugal	72	(115)	4,794	—	277	3,725	8,753	—	—
Italy	477	(681)	—	—	385	80	261	87	—
Ireland	—	—	—	—	—	—	—	2	—

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**
Information prepared under EBA standards. Also, there are government debt securities on insurance companies' balance sheets amounting to EUR 13,364 million (of which EUR 11,529 million, EUR 1,415 million, EUR 418 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 5,622 million (of which EUR 4,870 million, EUR 366 million and EUR 386 million to Spain, Portugal and Italy, respectively).

***	Presented without taking into account the valuation adjustments recognised (EUR 34 million).

****
“Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at 31 December 2017*
	Million euros
	Debt instruments							MtM Derivatives***
	Financial assets held for trading and financial assets designated at fair value through profit or loss	Short positions	Financial assets available-for-sale	Loans and receivables	Held-to- maturity investments	Loans and advances to customers**	Total net direct exposure****	Direct risk	Indirect risk (CDS)s
Spain	6,940	(2,012)	37,748	1,585	1,906	16,470	62,637	(21)	—
Portugal	208	(155)	5,220	232	3	3,309	8,817	—	—
Italy	1,962	(483)	4,613	—	—	16	6,108	(5)	5

*
Information prepared under EBA standards. Also, there are government debt securities on insurance companies’ balance sheets amounting to EUR 11,673 million (of which EUR 10,079 million, EUR 1,163 million and EUR 431 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 3,596 million (EUR 3,010 million, EUR 146 million and EUR 440 million to Spain, Portugal and Italy, respectively).

**	Presented without taking into account the Other comprehensive income recognised (EUR 31 million).

***
Other than CDSs refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. CDSs refers to the exposure to CDSs based on the location of the underlying.

****	EUR 19,601 million were included within the direct exposures of the balance sheet mainly from debt securities of Grupo Banco Popular S.A.U.

Schedule of other counterparties risk
The detail of the Group's other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at 31 December 2019, 2018 and 2017 is as follows:

Exposure to other counterparties by country of issuer/borrower at 31 December 2019***
	Million euros
			Debt instruments						MtM Derivatives**
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers*	Total net direct exposure	Other than CDSs	CDSs
Spain	21,696	7,627	656	1,195	321	1,501	194,817	227,813	2,417	2
Portugal	2,814	409	190	32	—	2,956	33,403	39,804	931	—
Italy	182	6,243	625	606	—	153	12,284	20,093	512	—
Greece	—	—	—	—	—	—	12	12	—	—
Ireland	—	—	55	1,718	592	22	11,875	14,262	232	—

*
Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 77,468 million, EUR 7,749 million, EUR 4,948 million, EUR 201 million and EUR 996 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

**	Presented without taking into account valuation adjustments or impairment corrections (EUR 7,322 million).

***
“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2018****
	Million euros*
			Debt instruments						MtM Derivatives***
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets at amortised cost	Loans and advances to customers**	Total net direct exposure	Other than CDSs	CDSs
Spain	42,655	8,117	412	1,760	320	2,662	202,149	258,075	3,880	(6)
Portugal	1,369	—	11	90	—	3,821	33,596	38,887	1,132	—
Italy	51	6,296	84	635	—	—	10,830	17,896	253	—
Greece	—	—	—	—	—	—	80	80	28	—
Ireland	—	—	21	1,093	16	25	10,633	11,788	127	—

*	See reconciliation of IAS 39 as of 31 December, 2017 to IFRS 9 as of 1 January, 2018 (Note 1.d).

**
Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 76,691 million, EUR 8,158 million, EUR 5,193 million, EUR 200 million and EUR 850 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

***	Presented without taking into account valuation adjustments or impairment corrections (EUR 9,385 million).

****
“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at 31 December 2017*
	Million euros
			Debt instruments						Derivatives***
	Balances with central banks	Reverse repurchase agreements	Financial assets held for trading and financial assets designated at fair value through profit or loss	Financial assets available-for-sale	Loans and receivables	Investments held-to-maturity	Loans and advances to customers**	Total net direct exposure****	Other than CDSs	CDSs
Spain	36,091	6,932	623	4,784	2,880	—	210,976	262,286	2,299	2
Portugal	761	178	160	764	4,007	106	35,650	41,626	1,416	—
Italy	17	2,416	438	1,010	—	—	10,015	13,896	211	5
Greece	—	—	—	—	—	—	56	56	30	—
Ireland	—	—	20	476	584	—	1,981	3,061	79	—

*
Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 81,072 million, EUR 8,936 million, EUR 4,310 million, EUR 200 million and EUR 714 million, of which Grupo Banco Popular S.A.U. EUR 15,460 million, to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

**	Presented excluding Other comprehensive income and impairment losses recognised (EUR 10,653 million of which around EUR 3,986 of Grupo Banco Popular S.A.U.).

***
“Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

****	EUR 83,625 million were included within the direct exposures of the balance sheet mainly from debt securities of Grupo Banco Popular S.A.U.

Schedule of credit default swaps
Following is certain information on the notional amount of the CDSs at 31 December 2019, 2018 and 2017 detailed in the foregoing tables:

31/12/2019
Million euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	127	340	(213)	(2)	4	2
Portugal	Sovereign	27	27	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	314	9	305	(5)	—	(5)
	Other	60	60	—	(2)	2	—

31/12/2018
Million euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	151	382	(231)	(2)	(4)	(6)
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	—	265	(265)	—	—	—
	Other	205	75	130	(5)	5	—

31/12/2017
Million euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	324	499	(175)	(3)	5	2
Portugal	Sovereign	25	128	(103)	(1)	1	—
	Other	1	1	—	—	—	—
Italy	Sovereign	25	450	(425)	—	5	5
	Other	225	201	24	(3)	8	5